Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted average basic shares outstanding, unvested restricted stock	553,016	552,609	484,361